SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - 3M (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash					$ 142,034
FDIC	$ 250,000
Revenue	1,188,504		$ 1,841,296	$ 6,680,536	5,597,094
Advertising Expense	3,408		79,074	157,670
Accumulated depreciation	556,228
Net loss	$ (1,952,296)		$ (1,248,900)	$ (6,850,725)	$ (4,156,334)
Basic loss per common share	$ (0.05)		$ (0.08)	$ (0.26)	$ (0.23)
Min
Estimated Useful Lives	P5Y			P5Y
Max
Estimated Useful Lives	P7Y			P7Y
Deconsolidation of Variable Interest Entity
Net loss	$ 470,647	$ 8,575		$ 139,334
Basic loss per common share	$ (0.02)			$ 0.01
Cost of Equipment
Accumulated depreciation	$ 141,071			$ 154,409	$ 168,458
Leased Equipment
Accumulated depreciation	$ 100,865			$ 87,527	$ 41,081